Consolidated Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 2,218,540	$ 264,865	$ 115,399
Accounts Receivable	138,009	45,965	146,362
Prepaid and Other	5,939,927	200,967	225,869
Deferred Offering Costs		68,629
Inventory, net (Note 3)	598,319	518,578	689,042
Total Current Assets	8,894,795	1,099,004	1,176,672
Property and Equipment, net (Note 4)	3,836	21,300	48,948
Right of Use Asset (Note 12)	26,534	12,647	58,667
Intangible Assets, net (Note 5)	225,047	164,255	109,240
Total Other Assets	251,581	176,902	167,907
Total Assets	9,150,212	1,297,206	1,393,527
Current Liabilities:
Accounts Payable and Accrued Expenses	271,602	758,668	588,678
Lease Liability (Note 12)	26,800	13,000	46,795
Deferred Compensation (Note 7)		325,000
Related Party Notes, net (including accrued interest) (Note 8)		195,097
Debenture (Note 8)		4,276,609
SBA EIDL (including accrued interest) (Note 8)	8,772	2,750
Promissory Notes (including accrued interest) (Note 8)		16,855,887
Derivative Liabilities (Note 9)	2,174,194	1,129,840
Derivative Liabilities - Related Parties (Note 9)		364,360
Total Current Liabilities:	2,481,368	23,921,211	635,473
Long-Term Liabilities:
Deferred Compensation (Note 7)		255,000	154,743
Lease Liability (Note 11)			13,000
Debenture (Note 8)			3,388,570
SBA EIDL (including accrued interest) (Note 8)	152,594	160,272	159,161
Promissory Notes (including accrued interest) (Note 8)		1,109,783	15,197,064
Total Long-Term Liabilities	152,594	1,525,055	18,912,538
Total Liabilities	2,633,962	25,446,266	19,548,011
Commitments and Contingencies (Note 12)
SHAREHOLDERS’ EQUITY (DEFICIT):
Members’ Capital			4,979,365
Preferred stock value	9,858,040
Additional Paid-in Capital	27,182,915	5,164,461
Accumulated Other Comprehensive Income	81,386	73,708	75,835
Accumulated Deficit	(30,568,566)	(28,815,148)	(22,633,428)
60P Shareholders’ Equity (Deficit):	6,554,355	(23,576,740)	(17,578,228)
Noncontrolling interest	(38,105)	(572,320)	(576,256)
Total Shareholders’ Equity (Deficit)	6,516,250	(24,149,060)	(18,154,484)
Total Liabilities and Shareholders’ Equity (Deficit)	9,150,212	1,297,206	1,393,527
Class A Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT):
Common stock value	$ 580	$ 239